Income Taxes (Tables)	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets

Our net deferred tax assets consisted of the following:

	DECEMBER 31,
	2014	2015
	(in thousands)
Net operating loss carryforwards	$33,287	$33,783
Credit carryforwards	5,197	5,693
Depreciation and amortization	586	594
Capitalized research and development	9,320	8,164
Deferred rent	220	223
Allowances	503	261
Deferred compensation	473	760
Deferred revenue	157	253
Stock compensation	205	323
Deferred tax assets	49,948	50,054
Less: Valuation Allowance	(49,948)	(50,054)
Net deferred tax assets	$—	$—
Deferred Tax Liability:
Goodwill	(595)	(676)
Net deferred tax liability	$(595)	$(676)

Summary of Income Tax Expense

Our income tax expense consisted of the following:

	YEAR ENDED DECEMBER 31,
	2014	2015
	(in thousands)
Current:
US - Federal	$—	$—
US - State	—	(56)
Foreign	(5)	(22)
	(5)	(78)
Deferred:
US - Federal	(91)	(88)
US - State	—	—
Foreign	—	—
	(91)	(88)
Total income tax expense	$(96)	$(166)

Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate

A reconciliation of the effect of applying federal statutory rates and the effective income tax rates used to calculate our income tax expense is as follows:

	YEAR ENDED DECEMBER 31,
	2014	2015
U.S. Statutory Rate	34.0%	34.0%
Change in valuation allowance	8.9	9.9
State taxes (net of federal benefit)	(33.6)	3.8
Federal research and development credit	(136.0)	(60.8)
Incentive stock options	83.6	19.5
Unrecognized tax benefits	34.0	28.8
Preferred stock warrant revaluation	34.4	(22.4)
Other, net	(1.0)	2.9
Effective income tax rate	24.3%	15.7%

Summary of Changes in Deferred Tax Asset Valuation Allowance

The table below summarizes changes in the deferred tax asset valuation allowance:

	BALANCE AT BEGINNING OF PERIOD	CHARGED TO COSTS AND EXPENSES	WRITE- OFFS	BALANCE AT END OF PERIOD
	(in thousands)
Deferred tax valuation allowance:
For year ended December 31, 2014	$49,913	$35	$—	$49,948
For year ended December 31, 2015	49,948	106	—	50,054

Total Balance of Unrecognized Tax Benefits

The total balance of unrecognized tax benefits was as follows:

	YEAR ENDED DECEMBER 31,
	2014	2015
	(in thousands)
Unrecognized tax benefits at beginning of the period	$1,599	$1,732
Additions based on current year tax positions	133	146
Unrecognized tax benefits at end of the period	$1,732	$1,878